REINSURANCE AGREEMENTS	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
REINSURANCE AGREEMENTS	REINSURANCE AGREEMENTS
In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004.  In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.

For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2020, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to Equitable Financial up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of these limits, reinsurance is typically obtained from unaffiliated third parties. These reinsurance arrangements obligate the reinsurers to pay a portion of any death claim in excess of the amount the Company retains in exchange for an agreed-upon premium.

The assumed reinsurance business with AXA Global Re is not a part of the Protective Reinsurance Agreement. This agreement was closed to new business effective December 31, 2018.

Beginning in 2015, group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.

Effective January 1, 2020, the Company began a new 50% quota share agreement with Sun Life for group illness and accident policies. The sales of these products were not significant in 2020.

During the second quarter of 2018, the contracts assumed by AXA RE were novated to EQAZ, a newly formed affiliated captive insurance company organized under the laws of Arizona, a subsidiary of EFS. Shortly after the novation of business to EQAZ, AXA RE was merged with and into EFLIC.

The no lapse guarantee riders on the variable life product with issue dates from September 2006 through December 2008 are being reinsured on a 90% first dollar quota share basis through EQ AZ. Beginning in 2009, lapse guarantee riders were no longer offered on the product.

EFLOA has a quota share arrangement with AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. Premiums and benefits assumed under this treaty were $1.7 million and $0.7 million, respectively, for the year ended December 31, 2020, $1.2 million and $0.4 million, respectively, for the year ended December 31, 2019 and $2.4 million and $2.1 million, respectively, for the year ended December 31, 2018. The contract is now closed to new business.
The following table summarizes the effect of reinsurance:

	2020	2019		2018
	(in millions)
Direct premiums	$780.9	$759.0		$719.1
Considerations for supplementary contracts	5.3	5.6		4.4
Reinsurance assumed	1.7	1.2		2.4
Reinsurance ceded to Protective	(65.0)	(70.0)		(76.1)
Reinsurance ceded - Other	(69.6)	(62.3)		(58.4)
Premiums and annuity considerations	$653.3	$633.5		$591.4

Reduction in insurance - Protective
Reserves, at December 31 (1)	$1,188.9	$1,247.0	* $	$1,314.0

Reduction in insurance - Other
Reserves, at December 31	$240.8	$267.6		$282.1
    ______________
(1)At December 31, 2020 there was $1,155.5 million of assets held in trust at Northern Trust supporting this reinsurance credit.

SSAP No. 61R supplemental disclosure

1. Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.
None
2. Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.
None
3. Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a. Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b. Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4. Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R.
None

5. Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either: a. Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or b. Accounted for that contract as reinsurance under GAAP and as a deposit under SAP.
None